Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	4.90202%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$965,905.91

Principal:
Principal Collections	$11,208,110.00
Prepayments in Full	$3,808,526.97
Liquidation Proceeds	$177,341.35
Recoveries	$97,623.98
Sub Total	$15,291,602.30
Collections	$16,257,508.21

Purchase Amounts:
Purchase Amounts Related to Principal	$88,549.81
Purchase Amounts Related to Interest	$451.31
Sub Total	$89,001.12

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,346,509.33

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	37
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,346,509.33
Servicing Fee	$236,403.05	$236,403.05	$0.00	$0.00	$16,110,106.28
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,110,106.28
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$16,110,106.28
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$16,110,106.28
Interest - Class A-3 Notes	$408,188.19	$408,188.19	$0.00	$0.00	$15,701,918.09
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$15,370,668.09
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,370,668.09
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$15,173,926.09
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,173,926.09
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$15,032,344.42
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,032,344.42
Regular Principal Payment	$13,486,331.53	$13,486,331.53	$0.00	$0.00	$1,546,012.89
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,546,012.89
Residual Released to Depositor	$0.00	$1,546,012.89	$0.00	$0.00	$0.00
Total		$16,346,509.33

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$13,486,331.53
Total					$13,486,331.53

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$13,486,331.53	$29.30	$408,188.19	$0.89	$13,894,519.72	$30.19
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$13,486,331.53	$10.25	$1,077,761.86	$0.82	$14,564,093.39	$11.07

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$92,946,077.37	0.2019075	$79,459,745.84	0.1726110
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$233,726,077.37	0.1776331	$220,239,745.84	0.1673834

Pool Information
Weighted Average APR	4.479%	4.510%
Weighted Average Remaining Term	27.97	27.23
Number of Receivables Outstanding	17,393	16,918
Pool Balance	$283,683,658.68	$268,201,277.13
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$260,349,749.12	$246,631,181.87
Pool Factor	0.1928141	0.1822910

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$21,570,095.26
Targeted Overcollateralization Amount	$47,961,531.29
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$47,961,531.29

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	37
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		36	$199,853.42
(Recoveries)		80	$97,623.98
Net Loss for Current Collection Period			$102,229.44
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4324%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4875%
Second Prior Collection Period			0.3686%
Prior Collection Period			0.1648%
Current Collection Period			0.4446%
Four Month Average (Current and Prior Three Collection Periods)			0.3664%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,462	$12,927,406.00
(Cumulative Recoveries)			$2,657,817.60
Cumulative Net Loss for All Collection Periods			$10,269,588.40
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6980%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,250.77
Average Net Loss for Receivables that have experienced a Realized Loss			$4,171.24

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.06%	219	$5,525,423.82
61-90 Days Delinquent	0.29%	30	$786,104.21
91-120 Days Delinquent	0.05%	6	$125,019.02
Over 120 Days Delinquent	0.39%	41	$1,055,041.21
Total Delinquent Receivables	2.79%	296	$7,491,588.26

Repossession Inventory:
Repossessed in the Current Collection Period		9	$250,317.84
Total Repossessed Inventory		22	$615,518.94

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4179%
Prior Collection Period			0.4370%
Current Collection Period			0.4551%
Three Month Average			0.4367%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.7331%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	37

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	62	$1,534,959.53
2 Months Extended	87	$2,321,476.58
3+ Months Extended	29	$758,720.48

Total Receivables Extended	178	$4,615,156.59
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer